SHARE OPTIONS - Summary of Number of Share Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Options outstanding at beginning of period (in shares)	0	226,667
Granted (in shares)	1,100,000	0
Exercised (in shares)	50,000	305,000
Exercisable (in shares)	190,000	240,000
Forfeited (in shares)		0
Options outstanding at end of period (in shares)	1,100,000	0
Weighted Average Exercise Price
Options outstanding at beginning of period (in dollars per share)	$ 0	$ 3.75
Granted (in dollars per share)	5.48
Exercised (in dollars per share)	3.38	3.61
Exercisable (in dollars per share)	3.38	3.43
Forfeited (in dollars per share)		0
Options outstanding at end of period (in dollars per share)	5.48	0
Weighted Average Grant date Fair Value
Outstanding at beginning of period (in dollars per share)	0	2.47
Granted (in dollars per share)	1.48
Exercised (in dollars per share)	2.47	2.47
Exercisable (in dollars per share)	2.47	2.47
Forfeited (in dollars per share)		0
Outstanding at end of period (in dollars per share)	$ 1.48	$ 0
Management [Member]
Number of Options
Options outstanding at beginning of period (in shares)	0	226,667
Granted (in shares)	1,100,000	0
Exercised (in shares)	50,000	305,000
Exercisable (in shares)	190,000	240,000
Forfeited (in shares)		0
Options outstanding at end of period (in shares)	1,100,000	0